Commitments and Contingencies Capital Lease Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 382
2016	382
2017	382
2018	420
2019	420
Thereafter	0
Total minimum lease payments	1,986
Less amount representing interest	460
Total minimum rental payments	$ 1,526